S000090468 [Member] Annual Total Returns		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
iShares Dynamic Equity Active ETF | iShares Dynamic Equity Active ETF
Prospectus [Line Items]
Annual Return [Percent]	[1]	20.22%	18.92%	17.83%	(17.57%)	18.35%	21.52%	26.94%	(13.32%)

[1]	The year-to-date return as of June 30, 2026 was 8.14%.